Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Cukierman and Co. [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2015	2014	2013

Retainer fee	$12	$76	$76

Total	$12	$76	$76

Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2015	2014	2013

Chairman fees	$-	$60	$60
Stock option compensation expenses	-	10	10

Total	$-	$70	$70

THCAP [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2015	2014	2013

Retainer fees	$-	$28	$44
Directors fee	6	8	7

Total	$6	$36	$51